Others, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Others, net
Government grants	¥ 44,658	¥ 71,503	¥ 24,330
Foreign exchange gains/(losses), net	(12,213)	(11,061)	13,733
Gains in derivatives		6,926
Others	(5,948)	(7,709)	(4,326)
Total	¥ 26,497	¥ 59,659	¥ 33,737